Quarterly Holdings Report
for
Fidelity® Strategic Real Return Fund
December 31, 2022
RRS-NPRT1-0323
1.825846.117
Corporate Bonds - 3.7%
	Principal Amount (a)	Value ($)
Convertible Bonds - 0.1%
FINANCIALS - 0.1%
Mortgage Real Estate Investment Trusts - 0.1%
KKR Real Estate Finance Trust, Inc. 6.125% 5/15/23	77,000	75,569
MFA Financial, Inc. 6.25% 6/15/24	285,000	255,075
Redwood Trust, Inc. 5.625% 7/15/24	130,000	117,650
RWT Holdings, Inc. 5.75% 10/1/25	130,000	109,038
		557,332
Nonconvertible Bonds - 3.6%
COMMUNICATION SERVICES - 0.0%
Media - 0.0%
Clear Channel Outdoor Holdings, Inc. 7.5% 6/1/29 (b)	350,000	256,995

CONSUMER DISCRETIONARY - 0.5%
Hotels, Restaurants & Leisure - 0.4%
Caesars Entertainment, Inc. 8.125% 7/1/27 (b)	535,000	525,664
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32(b)	785,000	628,628
4% 5/1/31(b)	350,000	292,821
Hilton Grand Vacations Borrower Escrow LLC 4.875% 7/1/31 (b)	935,000	763,103
Marriott Ownership Resorts, Inc. 4.5% 6/15/29 (b)	1,000,000	829,626
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (b)	500,000	466,739
Times Square Hotel Trust 8.528% 8/1/26 (b)	232,118	229,030
		3,735,611
Household Durables - 0.1%
Adams Homes, Inc. 7.5% 2/15/25 (b)	70,000	59,495
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co.:
4.625% 8/1/29(b)	20,000	16,015
4.625% 4/1/30(b)	70,000	56,183
6.625% 1/15/28(b)	175,000	153,968
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 4.875% 2/15/30 (b)	15,000	11,695
Century Communities, Inc. 3.875% 8/15/29 (b)	65,000	51,106
LGI Homes, Inc. 4% 7/15/29 (b)	170,000	131,346
M/I Homes, Inc. 3.95% 2/15/30	100,000	80,744
TRI Pointe Homes, Inc. 5.25% 6/1/27	100,000	89,273
		649,825
TOTAL CONSUMER DISCRETIONARY		4,385,436

ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Global Partners LP/GLP Finance Corp. 7% 8/1/27	100,000	94,963

FINANCIALS - 0.0%
Banks - 0.0%
HAT Holdings I LLC/HAT Holdings II LLC 3.75% 9/15/30 (b)	100,000	73,482

Diversified Financial Services - 0.0%
Brixmor Operating Partnership LP 4.05% 7/1/30	350,000	306,182

TOTAL FINANCIALS		379,664

HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Sabra Health Care LP 3.2% 12/1/31	250,000	186,017

INDUSTRIALS - 0.1%
Trading Companies & Distributors - 0.1%
Williams Scotsman International, Inc. 4.625% 8/15/28 (b)	600,000	541,500

REAL ESTATE - 3.0%
Equity Real Estate Investment Trusts (REITs) - 2.5%
American Finance Trust, Inc./American Finance Operating Partnership LP 4.5% 9/30/28 (b)	545,000	400,575
American Homes 4 Rent LP:
2.375% 7/15/31	750,000	578,496
3.625% 4/15/32	1,000,000	841,166
American Tower Corp.:
2.7% 4/15/31	750,000	610,465
3.8% 8/15/29	1,250,000	1,133,967
4.05% 3/15/32	750,000	668,847
Boston Properties, Inc.:
2.55% 4/1/32	500,000	380,126
3.25% 1/30/31	1,000,000	826,679
CBL & Associates LP 5.95% 12/15/26 (c)(d)	132,000	0
Crown Castle International Corp.:
2.25% 1/15/31	1,250,000	1,002,790
3.8% 2/15/28	100,000	92,937
CTR Partnership LP/CareTrust Capital Corp. 3.875% 6/30/28 (b)	225,000	190,131
EPR Properties:
3.6% 11/15/31	250,000	181,125
4.95% 4/15/28	250,000	213,294
Equinix, Inc.:
2.15% 7/15/30	500,000	397,770
3.2% 11/18/29	750,000	652,816
3.9% 4/15/32	250,000	222,111
GLP Capital LP/GLP Financing II, Inc.:
3.25% 1/15/32	250,000	199,846
4% 1/15/31	500,000	428,900
5.3% 1/15/29	1,000,000	946,340
Hudson Pacific Properties LP 4.65% 4/1/29	450,000	384,458
Invitation Homes Operating Partnership LP:
2% 8/15/31	750,000	554,248
4.15% 4/15/32	1,000,000	874,886
iStar Financial, Inc.:
4.25% 8/1/25	305,000	298,877
4.75% 10/1/24	150,000	148,872
MPT Operating Partnership LP/MPT Finance Corp.:
4.625% 8/1/29	915,000	697,765
5% 10/15/27	205,000	172,309
Office Properties Income Trust 4.25% 5/15/24	80,000	75,767
Omega Healthcare Investors, Inc.:
3.375% 2/1/31	500,000	385,415
4.5% 4/1/27	83,000	77,724
Park Intermediate Holdings LLC 4.875% 5/15/29 (b)	500,000	423,250
RLJ Lodging Trust LP:
3.75% 7/1/26(b)	100,000	89,059
4% 9/15/29(b)	805,000	652,586
SBA Communications Corp. 3.125% 2/1/29	500,000	415,745
Senior Housing Properties Trust:
4.75% 5/1/24	271,000	228,995
4.75% 2/15/28	100,000	56,875
9.75% 6/15/25	200,000	191,593
Spirit Realty LP 4% 7/15/29	250,000	216,974
Sun Communities Operating LP:
2.7% 7/15/31	1,000,000	789,320
4.2% 4/15/32	4,000	3,523
Uniti Group LP / Uniti Group Finance, Inc. 6.5% 2/15/29 (b)	1,080,000	715,500
Uniti Group, Inc. 6% 1/15/30 (b)	105,000	66,442
Ventas Realty LP 4.75% 11/15/30	250,000	233,426
VICI Properties LP 5.125% 5/15/32	1,250,000	1,157,438
VICI Properties LP / VICI Note Co. 4.625% 12/1/29 (b)	500,000	455,000
Vornado Realty LP 3.4% 6/1/31	500,000	371,761
Welltower, Inc. 3.85% 6/15/32	500,000	424,290
Weyerhaeuser Co. 4% 4/15/30	250,000	227,630
XHR LP 4.875% 6/1/29 (b)	250,000	204,782
		20,562,891
Real Estate Management & Development - 0.5%
DTZ U.S. Borrower LLC 6.75% 5/15/28 (b)	1,035,000	987,763
Extra Space Storage LP 2.35% 3/15/32	500,000	378,353
Greystar Real Estate Partners 5.75% 12/1/25 (b)	790,000	772,029
Howard Hughes Corp.:
4.125% 2/1/29(b)	40,000	33,500
4.375% 2/1/31(b)	385,000	311,492
5.375% 8/1/28(b)	380,000	342,277
Kennedy-Wilson, Inc.:
4.75% 3/1/29	430,000	340,795
4.75% 2/1/30	225,000	171,563
5% 3/1/31	590,000	444,118
Realogy Group LLC/Realogy Co-Issuer Corp. 5.75% 1/15/29 (b)	285,000	215,175
Realogy Group LLC/Realogy Co.-Issuer Corp. 5.25% 4/15/30 (b)	250,000	182,378
		4,179,443
TOTAL REAL ESTATE		24,742,334

TOTAL NONCONVERTIBLE BONDS		30,586,909
TOTAL CORPORATE BONDS (Cost $34,725,798)		31,144,241

U.S. Treasury Inflation-Protected Obligations - 23.5%
	Principal Amount (a)	Value ($)
U.S. Treasury Inflation-Indexed Bonds:
0.125% 2/15/51	3,124,000	2,305,873
0.125% 2/15/52	1,830,000	1,270,401
0.25% 2/15/50	2,040,000	1,596,480
0.625% 2/15/43	2,397,000	2,508,836
0.75% 2/15/42	2,558,000	2,825,967
0.75% 2/15/45	2,610,000	2,673,624
0.875% 2/15/47	1,783,000	1,806,223
1% 2/15/46	933,000	997,493
1% 2/15/48	1,459,000	1,485,435
1% 2/15/49	2,135,000	2,115,465
1.375% 2/15/44	2,850,000	3,386,969
1.75% 1/15/28	2,372,000	3,372,623
2% 1/15/26	1,235,000	1,852,064
2.125% 2/15/40	1,024,000	1,495,365
2.125% 2/15/41	1,455,000	2,093,060
2.375% 1/15/25	2,538,000	4,015,524
2.375% 1/15/27	1,931,000	2,910,948
2.5% 1/15/29	2,139,000	3,096,399
3.375% 4/15/32	950,000	1,822,520
3.625% 4/15/28	1,970,000	3,956,686
3.875% 4/15/29	877,000	1,786,823
U.S. Treasury Inflation-Indexed Notes:
0.125% 7/15/24	4,746,000	5,763,774
0.125% 10/15/24	4,598,000	5,142,724
0.125% 4/15/25	3,751,000	4,124,108
0.125% 10/15/25	5,844,000	6,378,821
0.125% 4/15/26	3,667,000	3,917,753
0.125% 7/15/26	5,237,000	6,135,664
0.125% 10/15/26	5,695,000	5,822,239
0.125% 4/15/27	5,960,000	5,863,254
0.125% 1/15/30	5,563,000	5,790,325
0.125% 7/15/30	5,004,000	5,210,085
0.125% 1/15/31	6,610,000	6,723,694
0.125% 7/15/31	5,866,000	5,766,307
0.125% 1/15/32	7,010,000	6,604,951
0.25% 1/15/25	6,061,000	7,314,554
0.25% 7/15/29	4,834,000	5,157,612
0.375% 7/15/23	7,000	8,856
0.375% 7/15/25	5,163,000	6,231,086
0.375% 1/15/27	4,853,000	5,646,475
0.375% 7/15/27	5,599,000	6,429,609
0.5% 4/15/24	2,894,000	3,324,859
0.5% 1/15/28	7,197,000	8,178,245
0.625% 1/15/24	6,697,000	8,370,445
0.625% 1/15/26	5,352,000	6,443,405
0.625% 7/15/32	7,620,000	7,163,276
0.75% 7/15/28	3,986,000	4,508,920
0.875% 1/15/29	3,893,000	4,378,540
1.625% 10/15/27	800,000	804,033
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS (Cost $219,387,738)		196,578,392

Asset-Backed Securities - 0.4%
	Principal Amount (a)	Value ($)
American Homes 4 Rent Series 2015-SFR2 Class XS, 0% 10/17/52 (b)(d)(e)(f)	135,956	1
Conseco Finance Securitizations Corp.:
Series 2002-1 Class M2, 9.546% 12/1/33	284,000	257,708
Series 2002-2 Class M2, 9.163% 3/1/33	362,143	328,118
DigitalBridge Issuer, LLC / DigitalBridge Co.-Issuer, LLC Series 2021-1A Class A2, 3.933% 9/25/51 (b)	85,000	72,130
FirstKey Homes Trust Series 2021-SFR2 Class F1, 2.908% 9/17/38 (b)	100,000	82,216
Home Partners of America Trust:
Series 2021-1 Class F, 3.325% 9/17/41 (b)	87,360	67,299
Series 2021-2 Class G, 4.505% 12/17/26 (b)	183,751	150,191
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 4/15/40	361,940	252,959
New Residential Mortgage Loan Trust Series 2022-SFR2 Class E1, 4% 9/4/39 (b)	100,000	81,006
Progress Residential:
Series 2022-SFR3 Class F, 6.6% 4/17/39 (b)	250,000	220,947
Series 2022-SFR4 Class E1, 6.121% 5/17/41 (b)	221,000	190,883
Series 2022-SFR5:
Class E1, 6.618% 6/17/39 (b)	201,000	182,892
Class E2, 6.863% 6/17/39 (b)	336,000	304,084
Progress Residential Trust:
Series 2021-SFR6 Class F, 3.422% 7/17/38 (b)	100,000	83,057
Series 2021-SFR8:
Class F, 3.181% 10/17/38 (b)	100,000	82,384
Class G, 4.005% 10/17/38 (b)	100,000	83,023
Series 2022-SFR2 Class E2, 4.8% 4/17/27	100,000	85,408
Starwood Mortgage Residential Trust Series 2022-SFR3 Class F, CME Term SOFR 1 Month Index + 4.500% 8.821% 5/17/24 (b)(e)(g)	500,000	475,104
Tricon Residential Series 2022-SFR1:
Class E1, 5.344% 4/17/39 (b)	238,000	217,032
Class E2, 5.739% 4/17/39 (b)	295,000	269,244
TOTAL ASSET-BACKED SECURITIES (Cost $3,927,785)		3,485,686

Commercial Mortgage Securities - 4.6%
	Principal Amount (a)	Value ($)
BAMLL Commercial Mortgage Securities Trust floater Series 2021-JACX Class E, 1 month U.S. LIBOR + 3.750% 8.068% 9/15/38 (b)(e)(g)	106,000	90,553
BANK:
sequential payer Series 2022-BNK42:
Class D, 2.5% 6/15/55 (b)	180,000	101,306
Class E, 2.5% 6/15/55 (b)	141,000	71,446
Series 2020-BN25 Class C, 3.3536% 1/15/63 (e)	1,000,000	733,182
Series 2020-BN30 Class MCDG, 2.9182% 12/15/53 (e)	264,000	151,770
Series 2021-BN38 Class C, 3.2171% 12/15/64 (e)	554,000	385,885
Series 2022-BNK41, Class C, 3.79% 4/15/65 (e)	567,000	409,963
Series 2022-BNK42 Class C, 4.7216% 6/15/55 (e)	500,000	401,184
Series 2022-BNK43 Class D, 3% 8/15/55 (b)	350,000	202,464
BBCMS Series 2022-C15 Class C, 3.831% 4/15/55 (e)	547,000	394,254
BBCMS Mortgage Trust:
sequential payer Series 2022-C17 Class D, 2.5% 9/15/55 (b)	163,000	90,631
Series 2019-C3 Class C, 4.178% 5/15/52	821,000	661,653
Series 2020-C7 Class C, 3.6035% 4/15/53 (e)	500,000	376,253
Series 2022-C16 Class C, 4.6% 6/15/55 (e)	750,000	571,244
Benchmark Mortgage Trust:
Series 2018-B2 Class C, 4.2267% 2/15/51 (e)	500,000	414,916
Series 2018-B6 Class D, 3.105% 10/10/51 (b)(e)	235,000	165,999
Series 2019-B13 Class D, 2.5% 8/15/57 (b)	252,000	160,583
Series 2020-B18 Class AGNG, 4.3885% 7/15/53 (b)(e)	63,000	51,080
Series 2020-IG2 Class D, 3.2931% 9/15/48 (b)(e)	417,000	203,702
Series 2022-B35:
Class C, 4.4453% 5/15/55 (e)	500,000	390,582
Class D, 2.5% 5/15/55 (b)	500,000	277,397
Series 2022-B36 Class D, 2.5% 7/15/55 (b)	250,000	132,136
BMO Mortgage Trust Series 2022-C1:
Class 360D, 3.9387% 2/17/55 (b)(e)	84,000	51,181
Class 360E, 3.9387% 2/17/55 (b)(e)	105,000	66,705
BPR Trust floater:
Series 2021-TY Class E, 1 month U.S. LIBOR + 3.600% 7.918% 9/15/38 (b)(e)(g)	100,000	90,377
Series 2022-OANA Class D, CME Term SOFR 1 Month Index + 3.690% 8.0306% 4/15/37 (b)(e)(g)	300,000	275,121
Bx 2021-Xl2 floater Series 2021-XL2 Class J, 1 month U.S. LIBOR + 3.890% 8.208% 10/15/38 (b)(e)(g)	279,868	253,610
BX Commercial Mortgage Trust:
floater:
Series 2021-CIP:
Class F, 1 month U.S. LIBOR + 3.210% 7.537% 12/15/38 (b)(e)(g)	210,000	189,993
Class G, 1 month U.S. LIBOR + 3.960% 8.287% 12/15/38 (b)(e)(g)	109,000	94,733
Series 2021-PAC Class G, 1 month U.S. LIBOR + 2.940% 7.2641% 10/15/36 (b)(e)(g)	198,000	178,600
Series 2021-VINO:
Class F, 1 month U.S. LIBOR + 2.800% 7.1203% 5/15/38 (b)(e)(g)	333,000	308,902
Class G, 1 month U.S. LIBOR + 3.950% 8.2703% 5/15/38 (b)(e)(g)	401,000	369,121
Series 2020-VIVA Class E, 3.5488% 3/11/44 (b)(e)	789,000	572,361
Bx Commercial Mortgage Trust 2 floater Series 2022-LP2 Class G, CME Term SOFR 1 Month Index + 4.100% 8.4414% 2/15/39 (b)(e)(g)	464,195	425,435
BX Trust:
floater:
Series 2019-XL:
Class G, CME Term SOFR 1 Month Index + 2.410% 6.7501% 10/15/36 (b)(e)(g)	386,750	370,196
Class J, CME Term SOFR 1 Month Index + 2.760% 7.1001% 10/15/36 (b)(e)(g)	145,350	138,471
Series 2021-21M Class H, 1 month U.S. LIBOR + 4.010% 8.328% 10/15/36 (b)(e)(g)	62,581	56,567
Series 2021-ACNT Class G, 1 month U.S. LIBOR + 3.290% 7.613% 11/15/38 (b)(e)(g)	126,000	114,865
Series 2021-ARIA Class F, 1 month U.S. LIBOR + 2.590% 6.9115% 10/15/36 (b)(e)(g)	27,000	24,175
Series 2021-BXMF Class G, 1 month U.S. LIBOR + 3.340% 7.6675% 10/15/26 (b)(e)(g)	126,000	113,539
Series 2021-MFM1:
Class F, 1 month U.S. LIBOR + 3.000% 7.3179% 1/15/34 (b)(e)(g)	336,000	309,059
Class G, 1 month U.S. LIBOR + 3.900% 8.2179% 1/15/34 (b)(e)(g)	170,000	154,889
Series 2021-SDMF Class F, 1 month U.S. LIBOR + 1.930% 6.255% 9/15/34 (b)(e)(g)	100,000	92,225
Series 2021-SOAR:
Class F, 6.668% 6/15/38 (b)(e)	475,399	441,418
Class J, 8.068% 6/15/38 (b)(e)	595,489	547,130
Series 2021-VOLT:
Class F, 1 month U.S. LIBOR + 2.400% 6.7179% 9/15/36 (b)(e)(g)	100,000	92,000
Class G, 1 month U.S. LIBOR + 2.850% 7.1679% 9/15/36 (b)(e)(g)	105,000	96,159
Series 2022-GPA Class D, CME Term SOFR 1 Month Index + 4.060% 8.3966% 10/15/39 (b)(e)(g)	510,000	503,649
Series 2022-IND Class F, CME Term SOFR 1 Month Index + 4.780% 9.1117% 4/15/37 (b)(e)(g)	466,793	435,945
Series 2022-LBA6:
Class F, CME Term SOFR 1 Month Index + 3.350% 7.6856% 1/15/39 (b)(e)(g)	100,000	91,014
Class G, CME Term SOFR 1 Month Index + 4.200% 8.5356% 1/15/39 (b)(e)(g)	100,000	91,004
Series 2022-VAMF Class F, CME Term SOFR 1 Month Index + 3.290% 7.6346% 1/15/39 (b)(e)(g)	157,000	143,233
floater sequential payer Series 2021-LGCY Class J, 1 month U.S. LIBOR + 3.190% 7.511% 10/15/36 (b)(e)(g)	200,000	175,403
sequential payer Series 2019-OC11 Class A, 3.202% 12/9/41 (b)	500,000	419,256
Series 2019-OC11 Class E, 3.944% 12/9/41 (b)(e)	284,000	220,196
BXSC Commercial Mortgage Trust floater Series 2022-WSS Class F, 9.665% 3/15/35 (b)(e)	385,000	361,854
Camb Commercial Mortgage Trust sequential payer Series 2021-CX2 Class A, 2.7% 11/10/46 (b)	500,000	397,169
Citigroup Commercial Mortgage Trust Series 2022-GC48:
Class D, 2.5% 6/15/55 (b)	378,000	208,841
Class E, 2.5% 6/15/55 (b)	315,000	157,236
COMM Mortgage Trust:
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (b)	150,000	128,716
Series 2012-CR1 Class G, 2.462% 5/15/45 (b)(d)	100,000	27,852
Series 2015-LC19 Class D, 2.867% 2/10/48 (b)	462,000	389,615
Series 2017-CD4 Class D, 3.3% 5/10/50 (b)	313,000	229,387
Series 2019-CD4 Class C, 4.3497% 5/10/50 (e)	232,000	189,038
Series 2020-CX Class E, 2.6835% 11/10/46 (b)(e)	195,000	121,462
CPT Mortgage Trust sequential payer Series 2019-CPT Class A, 2.865% 11/13/39 (b)	500,000	399,436
Credit Suisse Commercial Mortgage Trust floater Series 2021-SOP2 Class F, 1 month U.S. LIBOR + 4.210% 8.5347% 6/15/34 (b)(g)	80,000	71,332
Credit Suisse Mortgage Trust:
floater:
Series 2019-ICE4 Class E, 1 month U.S. LIBOR + 2.150% 6.468% 5/15/36 (b)(e)(g)	100,000	96,719
Series 2021-4SZN Class A, CME Term SOFR 1 Month Index + 3.960% 8.3025% 11/15/23 (b)(e)(g)	141,000	136,457
Series 2020-NET Class E, 3.7042% 8/15/37 (b)(e)	100,000	85,717
CSAIL Commercial Mortgage Trust:
Series 2017-C8 Class D, 4.4383% 6/15/50 (b)(e)	156,000	112,673
Series 2019-C16 Class C, 4.2371% 6/15/52 (e)	750,000	592,186
DBCCRE Mortgage Trust Series 2014-ARCP Class E, 4.9345% 1/10/34 (b)(e)	100,000	89,047
DBGS Mortgage Trust floater Series 2018-BIOD Class F, 1 month U.S. LIBOR + 2.000% 6.236% 5/15/35 (b)(e)(g)	201,028	189,417
ELP Commercial Mortgage Trust floater Series 2021-ELP:
Class F, 1 month U.S. LIBOR + 2.660% 6.985% 11/15/38 (b)(e)(g)	479,000	433,961
Class J, 1 month U.S. LIBOR + 3.610% 7.9329% 11/15/38 (b)(e)(g)	210,000	191,334
Extended Stay America Trust floater Series 2021-ESH Class F, 1 month U.S. LIBOR + 3.700% 8.018% 7/15/38 (b)(e)(g)	426,596	399,982
GS Mortgage Securities Corp. Trust floater:
Series 2019-70P:
Class E, 1 month U.S. LIBOR + 2.200% 6.518% 10/15/36 (b)(e)(g)	139,000	125,352
Class F, 1 month U.S. LIBOR + 2.650% 6.968% 10/15/36 (b)(e)(g)	218,000	195,949
Series 2022-SHIP Class D, CME Term SOFR 1 Month Index + 1.600% 5.9425% 8/15/36 (b)(e)(g)	357,000	345,247
GS Mortgage Securities Trust:
Series 2011-GC5:
Class E, 5.1541% 8/10/44 (b)(d)(e)	63,000	5,601
Class F, 4.5% 8/10/44 (b)(d)	42,000	147
Series 2012-GCJ9 Class D, 4.8026% 11/10/45 (b)(e)	178,000	176,659
Series 2013-GC16 Class F, 3.5% 11/10/46 (b)	269,000	242,830
Hilton U.S.A. Trust Series 2016-HHV:
Class E, 4.1935% 11/5/38 (b)(e)	900,000	776,006
Class F, 4.1935% 11/5/38 (b)(e)	163,000	137,679
ILPT Commercial Mortgage Trust floater Series 2022-LPF2:
Class D, CME Term SOFR 1 Month Index + 4.190% 8.5276% 10/15/39 (b)(e)(g)	231,000	227,384
Class E, CME Term SOFR 1 Month Index + 5.940% 10.2756% 10/15/39 (b)(e)(g)	273,000	270,614
Independence Plaza Trust Series 2018-INDP Class E, 4.996% 7/10/35 (b)	100,000	89,980
Intown Mortgage Trust floater Series 2022-STAY Class E, CME Term SOFR 1 Month Index + 5.030% 9.3674% 8/15/39 (b)(e)(g)	217,000	211,566
J.P. Morgan Chase Commercial Mortgage Securities floater Series 2022-NXSS Class D, CME Term SOFR 1 Month Index + 4.120% 8.4646% 8/15/39 (b)(e)(g)	330,000	327,517
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C23 Class UH5, 4.7094% 9/15/47 (b)	54,000	39,005
Series 2014-C26 Class D, 3.8745% 1/15/48 (b)(e)	492,000	395,630
JPMDB Commercial Mortgage Securities Trust Series 2017-C7 Class D, 3% 10/15/50 (b)	374,000	261,053
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2021-MHC Class F, 1 month U.S. LIBOR + 2.950% 7.268% 4/15/38 (b)(e)(g)	210,000	197,351
sequential payer Series 2021-1MEM Class E, 2.6535% 10/9/42 (b)(e)	100,000	60,480
Series 2011-C3 Class E, 5.525% 2/15/46 (b)(e)	200,000	86,650
Series 2012-CBX Class G 4% 6/15/45 (b)	151,000	35,639
Series 2019-OSB Class C, 3.749% 6/5/39 (b)(e)	500,000	423,157
KNDL Mortgage Trust floater Series 2019-KNSQ:
Class E, 1 month U.S. LIBOR + 1.800% 6.118% 5/15/36 (b)(e)(g)	500,000	486,427
Class F, 1 month U.S. LIBOR + 2.000% 6.318% 5/15/36 (b)(e)(g)	250,000	240,715
KNDR Trust floater Series 2021-KIND Class F, 1 month U.S. LIBOR + 3.950% 8.268% 8/15/38 (b)(e)(g)	99,282	87,891
La Quita Mortgage Trust floater Series 2022-LAQ:
Class D, CME Term SOFR 1 Month Index + 3.620% 7.9483% 3/15/39 (b)(e)(g)	375,000	365,370
Class F, CME Term SOFR 1 Month Index + 5.970% 10.2967% 3/15/39 (b)(e)(g)	98,250	94,329
Life Financial Services Trust floater Series 2022-BMR2 Class E, CME Term SOFR 1 Month Index + 3.240% 7.5756% 5/15/39 (b)(e)(g)	388,000	368,525
LIFE Mortgage Trust floater Series 2021-BMR:
Class F, 1 month U.S. LIBOR + 2.350% 6.668% 3/15/38 (b)(e)(g)	982,970	927,471
Class G, 1 month U.S. LIBOR + 2.950% 7.268% 3/15/38 (b)(e)(g)	393,188	369,681
Manhattan West Series 2020-1MW Class C, 2.335% 9/10/39 (b)(e)	214,000	175,457
MED Trust floater Series 2021-MDLN Class G, 1 month U.S. LIBOR + 5.250% 9.568% 11/15/38 (b)(e)(g)	433,000	390,806
Merit floater Series 2021-STOR:
Class G, 1 month U.S. LIBOR + 2.750% 7.068% 7/15/38 (b)(e)(g)	105,000	97,494
Class J, 1 month U.S. LIBOR + 3.950% 8.268% 7/15/38 (b)(e)(g)	100,000	94,103
MHC Commercial Mortgage Trust floater Series 2021-MHC:
Class F, 1 month U.S. LIBOR + 2.600% 6.919% 4/15/38 (b)(e)(g)	100,000	93,733
Class G, 1 month U.S. LIBOR + 3.200% 7.519% 4/15/38 (b)(e)(g)	400,000	366,274
MHP Commercial Mortgage Trust floater Series 2022-MHIL:
Class F, CME Term SOFR 1 Month Index + 3.250% 7.5948% 1/15/27 (b)(e)(g)	97,166	89,132
Class G, CME Term SOFR 1 Month Index + 3.950% 8.2931% 1/15/27 (b)(e)(g)	102,024	93,305
Morgan Stanley Capital I Trust:
sequential payer Series 2021-L5 Class C, 3.156% 5/15/54	513,000	347,089
Series 1998-CF1 Class G, 7.35% 7/15/32 (b)(e)	2,720	2,693
Series 2011-C2:
Class D, 5.2113% 6/15/44 (b)(e)	229,261	215,043
Class F, 5.2113% 6/15/44 (b)(d)(e)	343,000	218,629
Class XB, 0.4439% 6/15/44 (b)(e)(f)	5,479,330	21,826
Series 2011-C3:
Class C, 5.0828% 7/15/49 (b)(e)	17,435	17,168
Class G, 5.0828% 7/15/49 (b)(d)(e)	112,000	61,506
Series 2017-H1:
Class C, 4.281% 6/15/50	231,000	196,627
Class D, 2.546% 6/15/50 (b)	661,000	460,059
Series 2020-L4, Class C, 3.536% 2/15/53	542,000	402,006
MSCCG Trust floater Series 2018-SELF Class E, 1 month U.S. LIBOR + 2.150% 6.468% 10/15/37 (b)(e)(g)	159,928	148,996
OPG Trust floater Series 2021-PORT:
Class G, 1 month U.S. LIBOR + 2.390% 6.716% 10/15/36 (b)(e)(g)	213,837	197,213
Class J, 1 month U.S. LIBOR + 3.340% 7.664% 10/15/36 (b)(e)(g)	63,740	57,322
PKHL Commercial Mortgage Trust floater Series 2021-MF:
Class E, 1 month U.S. LIBOR + 2.600% 6.918% 7/15/38 (b)(e)(g)	100,000	91,232
Class G, 1 month U.S. LIBOR + 4.350% 8.668% 7/15/38 (b)(e)(g)	100,000	89,474
Prima Capital CRE Securitization Ltd. Series 2020-8A Class C, 3% 12/1/70 (b)	350,000	258,065
Prima Capital Ltd. floater Series 2021-9A Class C, 1 month U.S. LIBOR + 2.350% 6.2886% 12/15/37 (b)(e)(g)	250,000	231,946
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (b)	182,748	186,515
SFO Commercial Mortgage Trust floater Series 2021-555 Class F, 1 month U.S. LIBOR + 3.650% 7.968% 5/15/38 (b)(e)(g)	500,000	400,340
SG Commercial Mortgage Securities Trust Series 2020-COVE:
Class F, 3.7276% 3/15/37 (b)(e)	150,000	129,314
Class G, 3.7276% 3/15/37 (b)(e)	100,000	82,835
SLG Office Trust:
sequential payer Series 2021-OVA Class A, 2.5854% 7/15/41 (b)	500,000	400,101
Series 2021-OVA:
Class F, 2.8506% 7/15/41 (b)	463,000	301,485
Class G, 2.8506% 7/15/41 (b)	147,000	90,535
SMRT Commercial Mortgage Trust floater Series 2022-MINI:
Class E, CME Term SOFR 1 Month Index + 2.700% 7.036% 1/15/39 (b)(e)(g)	868,000	791,882
Class F, CME Term SOFR 1 Month Index + 3.350% 7.686% 1/15/39 (b)(e)(g)	168,000	152,907
SREIT Trust floater:
Series 2021-IND Class G, 1 month U.S. LIBOR + 3.260% 7.5838% 10/15/38 (b)(e)(g)	198,000	174,129
Series 2021-MFP Class G, 1 month U.S. LIBOR + 2.970% 7.2917% 11/15/38 (b)(e)(g)	126,000	113,576
Series 2021-MFP2:
Class F, 1 month U.S. LIBOR + 2.610% 6.9362% 11/15/36 (b)(e)(g)	100,000	93,480
Class J, 1 month U.S. LIBOR + 3.910% 8.2335% 11/15/36 (b)(e)(g)	128,000	117,878
Series 2021-PALM Class G, 1 month U.S. LIBOR + 3.610% 7.9341% 10/15/34 (b)(e)(g)	164,000	147,502
STWD Trust floater sequential payer Series 2021-LIH:
Class F, 1 month U.S. LIBOR + 3.550% 7.869% 11/15/36 (b)(e)(g)	100,000	92,061
Class G, 1 month U.S. LIBOR + 4.200% 8.518% 11/15/36 (b)(e)(g)	42,000	38,488
TPGI Trust floater Series 2021-DGWD Class E, 1 month U.S. LIBOR + 2.350% 6.67% 6/15/26 (b)(e)(g)	503,000	463,188
Tricon Residential Trust Series 2022-SFR2 Class E, 7.507% 7/17/40 (b)	500,000	469,224
TTAN floater Series 2021-MHC Class F, 1 month U.S. LIBOR + 2.900% 7.218% 3/15/38 (b)(e)(g)	261,510	242,524
UBS Commercial Mortgage Trust Series 2012-C1 Class D, 6.4461% 5/10/45 (b)(e)	10,914	9,920
VLS Commercial Mortgage Trust sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (b)	610,000	470,621
VMC Finance Ltd. floater Series 2021-HT1 Class B, 1 month U.S. LIBOR + 4.500% 8.8391% 1/18/37 (b)(e)(g)	147,000	137,294
Wells Fargo Commercial Mortgage Trust:
Series 2018-C44 Class D, 3% 5/15/51 (b)	535,000	358,132
Series 2019-C52:
Class B, 3.375% 8/15/52	785,000	621,607
Class C, 3.561% 8/15/52	100,000	74,184
Series 2020-C58 Class C, 3.162% 7/15/53	1,000,000	704,621
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class E, 4.2483% 3/15/45 (b)(e)	220,000	182,496
WFCM Series 2022-C62:
Class C, 4.3506% 4/15/55 (e)	500,000	363,010
Class D, 2.5% 4/15/55 (b)	294,000	149,943
WP Glimcher Mall Trust Series 2015-WPG Class PR1, 3.516% 6/5/35 (b)(e)	140,000	111,510
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $43,417,818)		38,614,551

Common Stocks - 14.3%
	Shares	Value ($)
CONSUMER STAPLES - 1.2%
Food Products - 1.2%
Archer Daniels Midland Co.	67,600	6,276,660
Bunge Ltd.	27,080	2,701,772
Darling Ingredients, Inc. (h)	9,740	609,627
Wilmar International Ltd.	226,840	706,692
		10,294,751
ENERGY - 5.3%
Oil, Gas & Consumable Fuels - 5.3%
Antero Resources Corp. (h)	70,631	2,188,855
Canadian Natural Resources Ltd.	55,580	3,086,455
Cenovus Energy, Inc. (Canada)	228,810	4,439,320
Chevron Corp.	19,120	3,431,849
Diamondback Energy, Inc.	22,410	3,065,240
Equinor ASA	133,930	4,813,481
Exxon Mobil Corp.	110,010	12,134,097
Hess Corp.	14,020	1,988,316
Occidental Petroleum Corp.	31,390	1,977,256
Ovintiv, Inc.	82,530	4,185,096
PDC Energy, Inc.	1,900	120,612
Petroleo Brasileiro SA - Petrobras (ON)	65,960	350,304
TotalEnergies SE	39,800	2,498,719
		44,279,600
FINANCIALS - 0.0%
Mortgage Real Estate Investment Trusts - 0.0%
Great Ajax Corp.	10,511	76,205
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
Bayer AG	4,500	231,615
MATERIALS - 7.8%
Chemicals - 2.3%
CF Industries Holdings, Inc.	48,200	4,106,640
Corteva, Inc.	115,300	6,777,334
FMC Corp.	14,990	1,870,752
Icl Group Ltd.	40,990	296,775
Nutrien Ltd.	68,580	5,006,745
The Mosaic Co.	26,740	1,173,084
		19,231,330
Metals & Mining - 4.7%
Agnico Eagle Mines Ltd. (Canada)	38,255	1,987,904
Alamos Gold, Inc.	12,600	127,396
Alcoa Corp.	16,260	739,342
Anglo American Platinum Ltd. ADR	9,600	133,920
Anglo American PLC (United Kingdom)	42,470	1,663,120
Barrick Gold Corp. (Canada)	91,580	1,569,846
BHP Group Ltd. (London)	64,370	1,999,977
Champion Iron Ltd.	81,000	403,804
Commercial Metals Co.	14,560	703,248
First Quantum Minerals Ltd.	124,315	2,597,394
Fortescue Metals Group Ltd.	26,026	363,769
Franco-Nevada Corp.	2,210	301,255
Freeport-McMoRan, Inc.	133,120	5,058,560
Glencore PLC	753,260	5,023,225
IGO Ltd.	95,666	875,091
Impala Platinum Holdings Ltd.	23,980	301,354
Ivanhoe Mines Ltd. (h)	54,430	430,134
Lundin Mining Corp.	112,230	688,797
Newcrest Mining Ltd.	42,808	600,267
Newmont Corp.	39,860	1,881,392
Nucor Corp.	9,750	1,285,148
Rio Tinto PLC	56,401	3,969,730
Steel Dynamics, Inc.	8,510	831,427
Teck Resources Ltd. Class B (sub. vtg.)	53,990	2,040,375
Vale SA	146,890	2,472,765
Wheaton Precious Metals Corp.	34,640	1,353,365
		39,402,605
Paper & Forest Products - 0.8%
Mondi PLC	71,640	1,220,756
Nine Dragons Paper (Holdings) Ltd.	282,700	257,013
Suzano Papel e Celulose SA	110,040	1,005,413
Svenska Cellulosa AB SCA (B Shares)	22,560	285,274
UPM-Kymmene Corp.	66,440	2,484,246
West Fraser Timber Co. Ltd.	12,600	909,824
		6,162,526
TOTAL MATERIALS		64,796,461
TOTAL COMMON STOCKS (Cost $107,876,034)		119,678,632

Preferred Stocks - 2.0%
	Shares	Value ($)
Convertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Mortgage Real Estate Investment Trusts - 0.1%
Great Ajax Corp. 7.25%	16,367	390,517
Ready Capital Corp. 7.00%	6,400	158,912
		549,429
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Braemar Hotels & Resorts, Inc. 5.50%	2,700	41,769
RLJ Lodging Trust Series A, 1.95%	400	9,500
		51,269
TOTAL CONVERTIBLE PREFERRED STOCKS		600,698
Nonconvertible Preferred Stocks - 1.9%
FINANCIALS - 0.7%
Mortgage Real Estate Investment Trusts - 0.7%
AG Mortgage Investment Trust, Inc.:
8.00%	9,779	152,944
Series C, 8.00%(e)	4,100	68,675
AGNC Investment Corp.:
6.125%(e)	7,000	135,100
Series C, 7.00%(e)(g)	14,200	358,266
Series E, 6.50%(e)	17,400	346,608
Series G, 7.75%(e)	16,000	344,320
Annaly Capital Management, Inc.:
6.75%(e)	8,600	191,694
Series F, 6.95%(e)(g)	23,800	583,100
Series G, 6.50%(e)	23,000	530,610
Arbor Realty Trust, Inc.:
Series D, 6.375%	1,500	25,890
Series F, 6.25%(e)	13,000	235,170
Armour Residential REIT, Inc. Series C 7.00%	1,000	19,130
Cherry Hill Mortgage Investment Corp. Series A, 8.20%	4,000	81,970
Chimera Investment Corp.:
8.00%(e)	5,000	94,000
Series B, 8.00%(e)	23,587	467,494
Series C, 7.75%(e)	8,700	149,988
Dynex Capital, Inc. Series C 6.90% (e)	14,600	315,360
Ellington Financial LLC 6.75% (e)	2,000	37,440
Franklin BSP Realty Trust, Inc. 7.50%	3,000	53,520
KKR Real Estate Finance Trust, Inc. 6.50%	1,300	21,610
MFA Financial, Inc.:
6.50%(e)	9,300	163,680
Series B, 7.50%	18,486	330,899
PennyMac Mortgage Investment Trust:
6.75%	1,300	22,321
8.125%(e)	5,700	124,830
Series B, 8.00%(e)	9,300	194,928
Rithm Capital Corp.:
7.125%(e)	6,200	119,660
Series A, 7.50%(e)	17,700	347,982
Series C, 6.375%(e)	10,300	179,735
Series D, 7.00%(e)	2,700	49,059
Two Harbors Investment Corp.:
Series A, 8.125%(e)	6,938	140,633
Series B, 7.625%(e)	6,320	120,270
		6,006,886
MATERIALS - 0.1%
Chemicals - 0.1%
Sociedad Quimica y Minera de Chile SA (PN-B)	16,409	1,327,035

REAL ESTATE - 1.1%
Equity Real Estate Investment Trusts (REITs) - 0.9%
Agree Realty Corp. 4.375%	1,300	20,930
Armada Hoffler Properties, Inc. 6.75%	6,000	125,940
Ashford Hospitality Trust, Inc.:
Series G, 7.375%	300	6,039
Series H, 7.50%	2,500	42,650
Series I, 7.50%	2,500	42,975
Cedar Realty Trust, Inc.:
7.25%	1,673	24,844
Series C, 6.50%	4,900	57,624
City Office REIT, Inc. Series A, 6.625%	2,079	39,272
CTO Realty Growth, Inc. 6.375%	1,000	20,450
DiamondRock Hospitality Co. 8.25%	11,337	282,050
Digital Realty Trust, Inc.:
5.25%	5,800	119,886
Series L, 5.20%	12,700	256,921
Gladstone Commercial Corp.:
6.625%	3,500	79,724
Series G, 6.00%	18,200	358,542
Global Medical REIT, Inc. Series A, 7.50%	2,100	52,752
Global Net Lease, Inc.:
Series A, 7.25%	9,300	196,509
Series B 6.875%	2,200	43,208
Healthcare Trust, Inc.:
7.125%	2,000	40,000
Series A 7.375%	4,200	88,155
Hudson Pacific Properties, Inc. Series C, 4.75%	32,100	403,478
iStar Financial, Inc.:
Series D, 8.00%	8,000	198,240
Series G, 7.65%	10,000	245,300
Series I, 7.50%	7,600	185,364
Kimco Realty Corp.:
5.125%	10,900	216,038
Series M, 5.25%	15,800	322,794
Necessity Retail (REIT), Inc./The:
7.50%	17,100	346,959
Series C 7.375%	10,000	203,000
Pebblebrook Hotel Trust:
6.30%	10,273	187,996
6.375%	8,700	155,991
6.375%	17,200	313,040
Series H, 5.70%	10,600	179,670
Pennsylvania (REIT):
Series B, 7.375%(h)	4,082	9,838
Series D, 6.875%(h)	2,500	4,750
Plymouth Industrial REIT, Inc. Series A, 7.50%	2,500	62,450
Public Storage:
4.00%	4,200	70,035
Series F, 5.15%	3,200	68,064
Series G, 5.05%	6,000	129,780
Series I, 4.875%	6,000	120,900
Series J, 4.70%	6,200	119,660
Series K, 4.75%	2,700	54,432
Series L, 4.625%	22,700	432,889
Series S, 4.10%	4,000	68,200
Rexford Industrial Realty, Inc. Series C, 5.625%	3,700	78,736
Saul Centers, Inc. Series D, 6.125%	1,300	27,170
SITE Centers Corp. 6.375%	5,300	118,720
SL Green Realty Corp. Series I, 6.50%	1,000	20,110
Sotherly Hotels, Inc. Series C, 7.875% (h)	1,700	34,850
Spirit Realty Capital, Inc. Series A, 6.00%	6,700	149,176
Summit Hotel Properties, Inc.:
Series E, 6.25%	6,800	124,304
Series F, 5.875%	4,000	68,520
Sunstone Hotel Investors, Inc.:
Series H, 6.125%	3,500	67,900
Series I, 5.70%	9,600	172,704
UMH Properties, Inc. Series D, 6.375%	3,300	73,425
Urstadt Biddle Properties, Inc.:
Series H, 6.25%	4,500	97,400
Series K 5.875%	2,000	40,595
Vornado Realty Trust:
Series L, 5.40%	1,000	16,230
Series M, 5.25%	4,800	76,992
Series N, 5.25%	6,600	107,316
Series O, 4.45%	1,800	24,552
		7,296,039
Real Estate Management & Development - 0.2%
Digitalbridge Group, Inc.:
Series H, 7.125%	22,830	431,485
Series I, 7.15%	32,600	619,726
Series J, 7.15%	30,200	569,270
		1,620,481
TOTAL REAL ESTATE		8,916,520

TOTAL NONCONVERTIBLE PREFERRED STOCKS		16,250,441
TOTAL PREFERRED STOCKS (Cost $19,475,095)		16,851,139

Bank Loan Obligations - 0.3%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
SBA Senior Finance II, LLC Tranche B, term loan 1 month U.S. LIBOR + 1.750% 6.14% 4/11/25 (e)(g)(i)	271,461	270,256
CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Bally's Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.5421% 10/1/28 (e)(g)(i)	198,000	182,705
BRE/Everbright M6 Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.000% 9.3179% 9/9/26 (e)(g)(i)	54,400	53,403
Caesars Resort Collection LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 7.1336% 12/22/24 (e)(g)(i)	171,949	171,404
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.3836% 8/2/28 (e)(g)(i)	119,673	118,776
Playa Resorts Holding BV Tranche B, term loan 3 month U.S. LIBOR + 2.750% 6.82% 4/27/24 (e)(g)(i)	58,485	58,251
Station Casinos LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 6.64% 2/7/27 (e)(g)(i)	497,412	484,718
Wyndham Hotels & Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 6.1336% 5/30/25 (e)(g)(i)	250,000	249,500
		1,318,757
FINANCIALS - 0.0%
Thrifts & Mortgage Finance - 0.0%
Walker & Dunlop, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 6.673% 12/16/28 (d)(e)(g)(i)	4,950	4,839
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
Pilot Travel Centers LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.000% 6.423% 8/4/28 (e)(g)(i)	148,125	146,236
REAL ESTATE - 0.1%
Real Estate Management & Development - 0.1%
DTZ U.S. Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 7.1336% 8/21/25 (e)(g)(i)	898,120	875,990
TOTAL BANK LOAN OBLIGATIONS (Cost $2,635,987)		2,616,078

Equity Funds - 23.5%
	Shares	Value ($)
Fidelity Commodity Strategy Central Fund (j)	1,230,079	125,160,504
Fidelity Real Estate Equity Central Fund (j)	622,764	71,823,350
TOTAL EQUITY FUNDS (Cost $239,308,137)		196,983,854

Fixed-Income Funds - 26.0%
	Shares	Value ($)
Fidelity Floating Rate Central Fund (j) (Cost $228,680,721)	2,289,794	217,828,059

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
FINANCIALS - 0.0%
Thrifts & Mortgage Finance - 0.0%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (b)(d) (Cost $594,368)	500,000	0

Money Market Funds - 1.5%
	Shares	Value ($)
Fidelity Cash Central Fund 4.37% (k) (Cost $12,266,123)	12,263,671	12,266,123

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $912,295,604)	836,046,755
NET OTHER ASSETS (LIABILITIES) - 0.2%	1,416,591
NET ASSETS - 100.0%	837,463,346

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $43,924,125 or 5.2% of net assets.

(c)	Non-income producing - Security is in default.
(d)	Level 3 security
(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(g)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(h)	Non-income producing
(i)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.37%	2,251,280	41,422,617	31,407,774	91,080	-	-	12,266,123	0.0%
Fidelity Commodity Strategy Central Fund	131,037,841	1,348,383	7,988,691	1,348,383	(1,967,949)	2,730,920	125,160,504	17.3%
Fidelity Floating Rate Central Fund	227,782,537	6,905,260	19,029,973	4,402,379	(1,517,945)	3,688,180	217,828,059	9.3%
Fidelity Real Estate Equity Central Fund	76,562,386	974,303	8,749,921	974,303	(1,553,199)	4,589,781	71,823,350	7.1%
Fidelity Securities Lending Cash Central Fund 4.37%	-	1,759,559	1,759,559	104	-	-	-	0.0%
Total	437,634,044	52,410,122	68,935,918	6,816,249	(5,039,093)	11,008,881	427,078,036

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate Bonds, U.S. Treasury Inflation-Protected Obligations, Bank Loan Obligations and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset-Backed Securities and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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